STOCK-BASED COMPENSATION - Narrative (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Intrinsic value of options exercised	$ 2.0	$ 1.0
Unrecognized compensation cost	0.0	0.0
Global Employee Share Plan (GESP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	0.0	0.0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	$ 45.0	$ 39.0
Number of units outstanding (shares) | shares	2,623	3,110	3,751
Weighted average remaining contractual life	9 months 29 days	8 months 26 days
Vesting period	3 years
Fair value of shares outstanding	$ 38.6	$ 41.5	$ 36.0
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (shares) | shares	561	476	764
Fair value of shares outstanding	$ 12.8	$ 8.8	$ 11.2
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (shares) | shares	3,962	3,867
Fair value of shares outstanding	$ 52.0	$ 33.0
Barrick Share Purchase Plan (BSPP) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	8.0	3.0
Long term incentive plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	8.0	9.0
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	$ 0.0	$ 0.0
Vesting period	4 years
Exercise period	7 years
Number of shares available for grant (shares) | shares	100	300